Supplemental Items - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 15.9	$ 14.2
General and administrative expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 24.7	$ 20.8